Summary of Impact of Adoption of New Accounting Pronouncements on Statement of Earnings (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Apr. 27, 2019	Jan. 26, 2019	Oct. 27, 2018	Jul. 28, 2018	Apr. 28, 2018	Jan. 27, 2018	Oct. 28, 2017	Jul. 29, 2017	Apr. 27, 2019	Apr. 28, 2018	Apr. 29, 2017
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Sales	$ 755,433	$ 1,231,348	$ 771,188	$ 794,776	$ 786,076	$ 1,231,771	$ 791,117	$ 853,316	$ 3,552,745	$ 3,662,280	$ 3,894,558
Cost of sales and occupancy									2,479,725	2,551,077	2,682,356
Gross profit	$ 222,243	$ 397,358	$ 225,347	$ 228,072	$ 229,001	$ 400,026	$ 228,695	$ 253,481	1,073,020	$ 1,111,203	$ 1,212,202
Calculated under Revenue Guidance in Effect before Topic 606 | ASU 2014-09
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Sales									3,561,575
Cost of sales and occupancy									2,479,725
Gross profit									1,081,850
Difference between Revenue Guidance in Effect before and after Topic 606 | ASU 2014-09
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Sales									(8,830)
Cost of sales and occupancy
Gross profit									$ (8,830)